PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at December 31, 2024 and 2023, are summarized below:

	December 31,
	2024	2023

Prepaid insurance	$248,364	$171,855
Legal and professional	27,448	24,476
Other	147,183	124,686
Total prepaid expenses and other current assets	$422,995	$321,017